Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)
Uncertain tax positions		$ 0		$ 0		$ 0			$ 0
Exchanges rates used for translation	7.8000		7.8000		7.8000
Provision for doubtful accounts	$ 0	$ 0	$ 0	0
Impairment of long-lived assets			$ 0	$ 0		0		$ 0
Advertising costs						$ 0		$ 0
QDM Holdings Limited [Member]
Uncertain tax positions					$ 0		$ 0
Exchanges rates used for translation					7.8000				7.8000
Provision for doubtful accounts					$ 0		0
Impairment of long-lived assets					$ 0		$ 0
Concentration Risk, Percentage					77.00%		92.10%